Cost of Sales, Gross Profit (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cost Of Sales Gross Profit
Cost of materials	€ 3,827	€ 3,636	€ 1,498
Increased amount of gross profit	9,734
Gross profit	€ 26,390	€ 16,656	€ 10,310